Related Party Disclosure - Schedule of compensation provided to key management (Details) - CAD ($) $ in Thousands	12 Months Ended
	Jul. 31, 2020	Jul. 31, 2019
Disclosure of transactions between related parties [abstract]
Salary and/or consulting fees	$ 3,069	$ 3,550
Termination benefits	1,043	470
Bonus compensation	42	481
Stock-based compensation	15,702	16,235
Total	$ 19,856	$ 20,736